The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 95.8%
France 22.6%
Banks 1.2%
BNP Paribas SA	12,269	785,011

Beverages 1.1%
Pernod Ricard SA	4,349	726,855

Building Products 1.9%
Cie de Saint-Gobain SA	20,284	1,221,595

Construction & Engineering 1.9%
Vinci SA	11,305	1,257,061

Financial Services 0.7%
Worldline SA 144A*	16,049	452,855

Insurance 2.7%
AXA SA	59,773	1,783,446

IT Services 1.3%
Capgemini SE	5,015	880,378

Media 1.2%
Vivendi SE	85,716	752,913

Oil, Gas & Consumable Fuels 3.3%
TotalEnergies SE	32,509	2,144,743

Personal Care Products 1.2%
L'Oreal SA	1,926	801,833

Pharmaceuticals 2.2%
Sanofi	13,278	1,426,682

Professional Services 0.9%
Bureau Veritas SA	24,231	603,167

Semiconductors & Semiconductor Equipment 1.2%
STMicroelectronics NV	18,529	804,064

Textiles, Apparel & Luxury Goods 1.8%
LVMH Moet Hennessy Louis Vuitton SE	1,510	1,145,372

Total France (Cost $14,815,687)		14,785,975

Germany 18.6%
Air Freight & Logistics 1.8%
Deutsche Post AG	28,471	1,161,641

Diversified Telecommunication Services 2.2%
Deutsche Telekom AG (Registered)	67,282	1,415,360

Independent Power & Renewable Electricity Producers 1.5%
RWE AG	26,621	990,749

Insurance 3.2%
Allianz SE (Registered)	8,894	2,125,410

Interactive Media & Services 1.4%
Scout24 SE 144A	12,841	892,717

Pharmaceuticals 1.8%
Merck KGaA	7,201	1,205,802

Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG	25,144	834,747
	Shares	Value ($)
Software 1.4%
SAP SE	7,220	938,902

Textiles, Apparel & Luxury Goods 2.4%
adidas AG	3,033	535,074
Puma SE	16,346	1,017,660
		1,552,734
Trading Companies & Distributors 1.6%
Brenntag SE	13,880	1,079,873

Total Germany (Cost $11,736,598)		12,197,935

United Kingdom 14.8%
Banks 3.5%
HSBC Holdings PLC	293,810	2,313,148

Commercial Services & Supplies 1.3%
Rentokil Initial PLC	115,540	860,695

Hotels, Restaurants & Leisure 2.5%
Compass Group PLC	67,024	1,636,458

Media 1.3%
Informa PLC	91,341	836,764

Oil, Gas & Consumable Fuels 1.8%
Shell PLC	36,870	1,172,984

Pharmaceuticals 1.8%
AstraZeneca PLC	8,552	1,159,080

Professional Services 1.7%
RELX PLC	33,069	1,120,285

Trading Companies & Distributors 0.9%
Ashtead Group PLC	10,049	613,637

Total United Kingdom (Cost $7,601,032)		9,713,051

Netherlands 11.2%
Automobiles 1.3%
Stellantis NV	43,160	832,157

Banks 4.6%
ABN AMRO Bank NV (CVA) 144A	71,406	1,016,127
ING Groep NV	153,605	2,041,094
		3,057,221
Beverages 1.2%
Heineken NV	8,817	779,136

Entertainment 1.4%
Universal Music Group NV	35,928	940,743

Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV	2,940	1,740,407

Total Netherlands (Cost $5,317,116)		7,349,664

Switzerland 10.5%
Chemicals 2.7%
DSM-Firmenich AG	9,121	773,841
Sika AG (Registered)	3,834	976,620
		1,750,461
Food Products 3.3%

Nestle SA (Registered)	18,952	2,148,487

Health Care Equipment & Supplies 1.1%
Straumann Holding AG (Registered)	5,467	700,177

	Shares	Value ($)
Life Sciences Tools & Services 1.1%
Lonza Group AG (Registered)	1,597	742,742

Pharmaceuticals 2.3%
Roche Holding AG	5,563	1,522,515

Total Switzerland (Cost $8,395,894)		6,864,382

Denmark 6.2%
Air Freight & Logistics 1.1%
DSV A/S	3,785	708,918

Pharmaceuticals 5.1%
Novo Nordisk A/S ''B''	37,070	3,389,429

Total Denmark (Cost $1,510,686)		4,098,347

Sweden 5.0%
Banks 3.6%
Svenska Handelsbanken AB ''A''	90,776	814,482
Swedbank AB ''A''	85,000	1,573,625
		2,388,107
Machinery 1.4%
Atlas Copco AB ''A''	68,091	922,112

Total Sweden (Cost $2,857,282)		3,310,219

Ireland 3.9%
Construction Materials 2.5%
CRH PLC	30,037	1,665,514

Containers & Packaging 1.4%
Smurfit Kappa Group PLC	26,343	880,270

Total Ireland (Cost $2,932,789)		2,545,784

Spain 2.1%
Banks 2.1%
Banco Santander SA (Cost $1,404,728)	361,862	1,386,390

Australia 0.9%
Metals & Mining 0.9%
BHP Group Ltd. (Cost $286,514) (a)	19,816	565,957
Total Common Stocks (Cost $56,858,326)		62,817,704

Preferred Stocks 2.0%
Germany 2.0%
Automobiles 2.0%
Porsche Automobil Holding SE	12,572	620,969
Volkswagen AG	5,686	655,855
		1,276,824
Total Germany (Cost $2,520,052)		1,276,824
Total Preferred Stocks (Cost $2,520,052)		1,276,824

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.36% (Cost $1,106,855) (b)	1,106,860	1,106,860

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $60,485,233)	99.5	65,201,388
Other Assets and Liabilities, Net	0.5	359,124
Net Assets	100.0	65,560,512

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:

Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.25% (b) (c)
–	0 (d)	–	–	–	6,313	–	–	–
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.36% (b)
1,312,005	5,525,743	5,730,888	–	–	54,368	–	1,106,860	1,106,860
1,312,005	5,525,743	5,730,888	–	–	60,681	–	1,106,860	1,106,860

*	Non-income producing security.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA:	Credit Valuation Adjustment.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
France	$14,785,975	$—	$—	$14,785,975
Germany	13,474,759	—	—	13,474,759
United Kingdom	9,713,051	—	—	9,713,051
Netherlands	7,349,664	—	—	7,349,664
Switzerland	6,864,382	—	—	6,864,382
Denmark	4,098,347	—	—	4,098,347
Sweden	3,310,219	—	—	3,310,219
Ireland	2,545,784	—	—	2,545,784
Spain	1,386,390	—	—	1,386,390
Australia	565,957	—	—	565,957
Short-Term Instruments (e)	1,106,860	—	—	1,106,860
Total	$65,201,388	$—	$—	$65,201,388

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

The shares of most closed-end funds, including the Fund, are not continuously offered. Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH3

R-080548-2 (1/25)